Leases - Schedule of Lease Costs and Disclosures in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Short-term leases	$ 241	$ 210
Lease of low-value assets	8	7
Variable lease payments not included in the lease liability	97	86
Total	346	303
Total cash outflow for lease payments	$ 674	$ 629